21. Direct taxes, charges and contributions payable	12 Months Ended
Dec. 31, 2017
Direct Taxes Charges And Contributions Payable
Direct taxes, charges and contributions payable

The current income tax and social contribution charges are calculated based on the tax laws enacted or substantially enacted up to the balance sheet date.

Brazilian tax legislation allows companies to choose quarterly or monthly payments of income tax and social contribution. From 2016 onward, the Company chose to make monthly payments of income tax and social contribution.

	2017	2016

Income tax and social contribution	391,813	507,915
PIS/COFINS	38,880	59,811
Other (*)	36,881	54,840
	467,574	622,566

Current portion	(260,786)	(363,726)
Non-current portion	206,788	258,840

(*) Refers basically to the subsidiary TIM Celular joining, in 2009, the REFIS program, a federal fiscal program that permits the Companies to pay the debts due on federal taxes (PIS, COFINS, IR and CSLL) in installments, the final maturity of which will be on October 31, 2024.